GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

9.    GOODWILL

The changes in the goodwill balance for the year ended December 31, 2020 is as follows:

As of December 31,
2020
US$

Balance as of January 1, 2020	5,529,178
Addition: acquisition of Nbpay	2,577,836
Balance as of December 31, 2020	8,107,014

No impairment loss was recognized for the year ended December 31, 2020.